Schedule of Revenue by Geographic Area (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Total revenue	$ 2,347	$ 2,249	$ 9,972	$ 9,736
UNITED STATES
Segment Reporting [Line Items]
Total revenue	2,338	2,238	9,924	9,736
ISRAEL
Segment Reporting [Line Items]
Total revenue	$ 9	$ 11	34
FRANCE
Segment Reporting [Line Items]
Total revenue			$ 14